Unaudited Condensed Consolidated Interim Statements of Comprehensive Income/(Loss) - EUR (€) € in Millions	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Statement of comprehensive income [abstract]
Profit for the period	€ 41.2	€ 56.0
Other comprehensive income:
Actuarial (losses)/gains on defined benefit pension plans	(4.3)	28.1
Taxation credit/(charge) on measurement of defined benefit pension plans	1.7	(7.5)
Items not reclassified to the Statement of Profit or Loss	(2.6)	20.6
Loss on investment in foreign subsidiary	0.0	(2.3)
Cash flow hedges	(13.6)	20.9
Taxation credit/(charge) relating to components of other comprehensive income	4.7	(4.2)
Items that may be subsequently reclassified to the Statement of Profit or Loss	(8.9)	14.4
Other comprehensive (loss)/income for the period, net of tax	(11.5)	35.0
Total comprehensive income for the period	€ 29.7	€ 91.0